First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Automobiles — 1.1%
132,100	Tesla, Inc. (a)	$23,221,859
	Beverages — 4.0%
301,412	Coca-Cola Europacific Partners PLC	21,083,770
743,045	Keurig Dr Pepper, Inc.	22,789,190
354,089	Monster Beverage Corp. (a)	20,990,396
129,921	PepsiCo, Inc.	22,737,474
		87,600,830
	Biotechnology — 6.0%
78,713	Amgen, Inc.	22,379,680
97,968	Biogen, Inc. (a)	21,124,840
289,895	Gilead Sciences, Inc.	21,234,809
210,458	Moderna, Inc. (a)	22,426,404
22,267	Regeneron Pharmaceuticals, Inc. (a)	21,431,765
52,287	Vertex Pharmaceuticals, Inc. (a)	21,856,489
		130,453,987
	Broadline Retail — 2.9%
122,407	Amazon.com, Inc. (a)	22,079,774
13,880	MercadoLibre, Inc. (a)	20,986,005
172,748	PDD Holdings, Inc., ADR (a)	20,081,955
		63,147,734
	Chemicals — 1.0%
45,571	Linde PLC	21,159,527
	Commercial Services & Supplies — 2.1%
34,169	Cintas Corp.	23,475,128
379,343	Copart, Inc. (a)	21,971,547
		45,446,675
	Communications Equipment — 1.0%
435,374	Cisco Systems, Inc.	21,729,516
	Consumer Staples Distribution & Retail — 3.0%
29,426	Costco Wholesale Corp.	21,558,370
169,458	Dollar Tree, Inc. (a)	22,563,333
1,019,824	Walgreens Boots Alliance, Inc.	22,119,983
		66,241,686
	Electric Utilities — 4.1%
260,143	American Electric Power Co., Inc.	22,398,312
128,483	Constellation Energy Corp.	23,750,083
586,518	Exelon Corp.	22,035,481
411,903	Xcel Energy, Inc.	22,139,786
		90,323,662
	Electronic Equipment, Instruments & Components — 1.0%
86,806	CDW Corp.	22,203,239
Shares	Description	Value

	Energy Equipment & Services — 1.0%
664,130	Baker Hughes Co.	$22,248,355
	Entertainment — 3.9%
158,881	Electronic Arts, Inc.	21,078,742
35,037	Netflix, Inc. (a)	21,279,021
148,630	Take-Two Interactive Software, Inc. (a)	22,070,069
2,499,135	Warner Bros. Discovery, Inc. (a)	21,817,449
		86,245,281
	Financial Services — 1.0%
340,104	PayPal Holdings, Inc. (a)	22,783,567
	Food Products — 2.0%
619,977	Kraft Heinz (The) Co.	22,877,151
302,031	Mondelez International, Inc., Class A	21,142,170
		44,019,321
	Ground Transportation — 2.0%
575,222	CSX Corp.	21,323,480
101,314	Old Dominion Freight Line, Inc.	22,219,173
		43,542,653
	Health Care Equipment & Supplies — 4.0%
164,094	Dexcom, Inc. (a)	22,759,838
240,472	GE HealthCare Technologies, Inc.	21,861,310
40,007	IDEXX Laboratories, Inc. (a)	21,600,979
54,453	Intuitive Surgical, Inc. (a)	21,731,648
		87,953,775
	Hotels, Restaurants & Leisure — 5.0%
131,805	Airbnb, Inc., Class A (a)	21,742,553
6,197	Booking Holdings, Inc.	22,481,972
162,446	DoorDash, Inc., Class A (a)	22,372,063
87,437	Marriott International, Inc., Class A	22,061,230
235,915	Starbucks Corp.	21,560,272
		110,218,090
	Industrial Conglomerates — 1.0%
108,969	Honeywell International, Inc.	22,365,887
	Interactive Media & Services — 2.0%
76,121	Alphabet, Inc., Class A (a)	11,488,943
75,566	Alphabet, Inc., Class C (a)	11,505,679
44,138	Meta Platforms, Inc., Class A	21,432,530
		44,427,152

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	IT Services — 1.9%
283,525	Cognizant Technology Solutions Corp., Class A	$20,779,547
59,884	MongoDB, Inc. (a)	21,476,798
		42,256,345
	Life Sciences Tools & Services — 1.1%
168,104	Illumina, Inc. (a)	23,084,041
	Machinery — 1.0%
181,036	PACCAR, Inc.	22,428,550
	Media — 4.0%
72,009	Charter Communications, Inc., Class A (a)	20,927,976
498,805	Comcast Corp., Class A	21,623,197
5,272,865	Sirius XM Holdings, Inc. (b)	20,458,716
278,732	Trade Desk (The), Inc., Class A (a)	24,366,751
		87,376,640
	Oil, Gas & Consumable Fuels — 1.0%
113,296	Diamondback Energy, Inc.	22,451,868
	Pharmaceuticals — 1.0%
322,755	AstraZeneca PLC, ADR	21,866,651
	Professional Services — 3.0%
89,188	Automatic Data Processing, Inc.	22,273,811
177,471	Paychex, Inc.	21,793,439
91,333	Verisk Analytics, Inc.	21,529,928
		65,597,178
	Real Estate Management & Development — 1.0%
227,254	CoStar Group, Inc. (a)	21,952,736
	Semiconductors & Semiconductor Equipment — 17.1%
110,906	Advanced Micro Devices, Inc. (a)	20,017,424
110,380	Analog Devices, Inc.	21,832,060
107,398	Applied Materials, Inc.	22,148,689
22,751	ASML Holding N.V.	22,079,163
17,231	Broadcom, Inc.	22,838,140
409,965	GLOBALFOUNDRIES, Inc. (a) (b)	21,363,276
500,353	Intel Corp.	22,100,592
31,159	KLA Corp.	21,766,743
23,461	Lam Research Corp.	22,794,004
315,810	Marvell Technology, Inc.	22,384,613
239,810	Microchip Technology, Inc.	21,513,355
225,718	Micron Technology, Inc.	26,609,895
24,034	NVIDIA Corp.	21,716,161
89,584	NXP Semiconductors N.V.	22,196,228
Shares	Description	Value

	Semiconductors & Semiconductor Equipment (Continued)
282,102	ON Semiconductor Corp. (a)	$20,748,602
127,806	QUALCOMM, Inc.	21,637,556
125,235	Texas Instruments, Inc.	21,817,189
		375,563,690
	Software — 14.9%
43,704	Adobe, Inc. (a)	22,053,038
64,977	ANSYS, Inc. (a)	22,557,415
107,882	Atlassian Corp., Class A (a)	21,048,857
83,920	Autodesk, Inc. (a)	21,854,446
71,329	Cadence Design Systems, Inc. (a)	22,203,291
67,167	Crowdstrike Holdings, Inc., Class A (a)	21,533,069
176,671	Datadog, Inc., Class A (a)	21,836,536
318,733	Fortinet, Inc. (a)	21,772,651
33,920	Intuit, Inc.	22,048,000
51,629	Microsoft Corp.	21,721,353
75,436	Palo Alto Networks, Inc. (a)	21,433,631
39,303	Roper Technologies, Inc.	22,042,695
38,604	Synopsys, Inc. (a)	22,062,186
79,760	Workday, Inc., Class A (a)	21,754,540
109,576	Zscaler, Inc. (a)	21,107,625
		327,029,333
	Specialty Retail — 2.0%
19,175	O’Reilly Automotive, Inc. (a)	21,646,274
146,771	Ross Stores, Inc.	21,540,112
		43,186,386
	Technology Hardware, Storage & Peripherals — 1.0%
125,136	Apple, Inc.	21,458,321
	Textiles, Apparel & Luxury Goods — 0.8%
45,999	Lululemon Athletica, Inc. (a)	17,969,509
	Trading Companies & Distributors — 1.0%
284,299	Fastenal Co.	21,930,825
	Wireless Telecommunication Services — 1.0%
131,700	T-Mobile US, Inc.	21,496,074
	Total Common Stocks	2,190,980,943
	(Cost $1,794,685,575)

First Trust NASDAQ-100 Equal Weighted Index Fund (QQEW)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
2,683,251	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (c)	$2,683,251
5,848,668	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.16% (c) (d)	5,848,668
	Total Money Market Funds	8,531,919
	(Cost $8,531,919)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.3%
$29,038,053	Royal Bank of Canada, 5.29% (c), dated 03/28/24, due 04/01/24, with a maturity value of $29,055,121. Collateralized by U.S. Treasury Securities, interest rates of 1.63% to 3.75%, due 12/31/30 to 05/15/31. The value of the collateral including accrued interest is $29,918,665. (d)	29,038,053
	(Cost $29,038,053)

	Total Investments — 101.6%	2,228,550,915
	(Cost $1,832,255,547)
	Net Other Assets and Liabilities — (1.6)%	(34,834,435)
	Net Assets — 100.0%	$2,193,716,480

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $39,630,285 and the total value of the collateral held by the Fund is $34,886,721. The collateral requirements are determined at the beginning of each
business day based on the market value of the loaned
securities from the end of the prior day. On March 29, 2024, the last business day of the period, there was sufficient
collateral based on the end of day market value from the
prior business day; however, as a result of market movement
from March 28 to March 29, the value of the related
securities loaned was above the collateral value received.

(c)	Rate shown reflects yield as of March 31, 2024.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 2,190,980,943	$ 2,190,980,943	$ —	$ —
Money Market Funds	8,531,919	8,531,919	—	—
Repurchase Agreements	29,038,053	—	29,038,053	—
Total Investments	$2,228,550,915	$2,199,512,862	$29,038,053	$—

*	See Portfolio of Investments for industry breakout.

First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 100.0%
	Broadline Retail — 2.3%
788,103	PDD Holdings, Inc., ADR (a)	$91,616,974
	Electronic Equipment, Instruments & Components — 2.5%
397,213	CDW Corp.	101,599,141
	Hotels, Restaurants & Leisure — 2.6%
746,992	DoorDash, Inc., Class A (a)	102,875,738
	Interactive Media & Services — 5.1%
345,374	Alphabet, Inc., Class A (a)	52,127,298
342,970	Alphabet, Inc., Class C (a)	52,220,612
201,446	Meta Platforms, Inc., Class A	97,818,149
		202,166,059
	IT Services — 4.8%
1,294,568	Cognizant Technology Solutions Corp., Class A	94,878,889
274,363	MongoDB, Inc. (a)	98,397,546
		193,276,435
	Semiconductors & Semiconductor Equipment — 42.9%
510,415	Advanced Micro Devices, Inc. (a)	92,124,803
499,589	Analog Devices, Inc.	98,813,708
490,913	Applied Materials, Inc.	101,240,988
103,721	ASML Holding N.V.	100,658,119
78,932	Broadcom, Inc.	104,617,262
1,879,720	GLOBALFOUNDRIES, Inc. (a) (b)	97,952,209
2,287,051	Intel Corp.	101,019,043
142,594	KLA Corp.	99,611,891
107,154	Lam Research Corp.	104,107,612
1,458,350	Marvell Technology, Inc.	103,367,848
1,100,179	Microchip Technology, Inc.	98,697,058
1,045,789	Micron Technology, Inc.	123,288,065
111,024	NVIDIA Corp.	100,316,845
410,541	NXP Semiconductors N.V.	101,719,744
1,302,522	ON Semiconductor Corp. (a)	95,800,493
583,253	QUALCOMM, Inc.	98,744,733
565,267	Texas Instruments, Inc.	98,475,164
		1,720,555,585
	Software — 37.4%
198,026	Adobe, Inc. (a)	99,923,920
297,426	ANSYS, Inc. (a)	103,254,410
501,568	Atlassian Corp., Class A (a)	97,860,932
383,574	Autodesk, Inc. (a)	99,890,341
326,766	Cadence Design Systems, Inc. (a)	101,715,720
Shares	Description	Value

	Software (Continued)
308,950	Crowdstrike Holdings, Inc., Class A (a)	$99,046,281
809,831	Datadog, Inc., Class A (a)	100,095,112
1,461,629	Fortinet, Inc. (a)	99,843,877
155,902	Intuit, Inc.	101,336,300
234,186	Microsoft Corp.	98,526,734
345,619	Palo Alto Networks, Inc. (a)	98,200,726
178,167	Roper Technologies, Inc.	99,923,180
177,299	Synopsys, Inc. (a)	101,326,379
363,514	Workday, Inc., Class A (a)	99,148,444
502,602	Zscaler, Inc. (a)	96,816,223
		1,496,908,579
	Technology Hardware, Storage & Peripherals — 2.4%
564,939	Apple, Inc.	96,875,740
	Total Common Stocks	4,005,874,251
	(Cost $3,178,767,373)
MONEY MARKET FUNDS — 0.5%
2,118,629	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (c)	2,118,629
15,589,169	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.16% (c) (d)	15,589,169
	Total Money Market Funds	17,707,798
	(Cost $17,707,798)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.9%
$77,398,673	Royal Bank of Canada, 5.29% (c), dated 03/28/24, due 04/01/24, with a maturity value of $77,444,167. Collateralized by U.S. Treasury Securities, interest rates of 1.63% to 3.75%, due 12/31/30 to 05/15/31. The value of the collateral including accrued interest is $79,745,876. (d)	77,398,673
	(Cost $77,398,673)

	Total Investments — 102.4%	4,100,980,722
	(Cost $3,273,873,844)
	Net Other Assets and Liabilities — (2.4)%	(94,618,621)
	Net Assets — 100.0%	$4,006,362,101

First Trust NASDAQ-100-Technology Sector Index Fund (QTEC)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $91,792,234 and the total value of the collateral held by the Fund is $92,987,842.

(c)	Rate shown reflects yield as of March 31, 2024.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 4,005,874,251	$ 4,005,874,251	$ —	$ —
Money Market Funds	17,707,798	17,707,798	—	—
Repurchase Agreements	77,398,673	—	77,398,673	—
Total Investments	$4,100,980,722	$4,023,582,049	$77,398,673	$—

*	See Portfolio of Investments for industry breakout.

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS (a) — 100.0%
	Automobiles — 1.7%
14,909	Tesla, Inc. (b)	$2,620,853
	Beverages — 6.6%
34,387	Coca-Cola Europacific Partners PLC	2,405,371
84,443	Keurig Dr Pepper, Inc.	2,589,867
40,343	Monster Beverage Corp. (b)	2,391,533
14,810	PepsiCo, Inc.	2,591,898
		9,978,669
	Biotechnology — 9.9%
9,070	Amgen, Inc.	2,578,782
11,120	Biogen, Inc. (b)	2,397,806
33,094	Gilead Sciences, Inc.	2,424,136
23,483	Moderna, Inc. (b)	2,502,348
2,528	Regeneron Pharmaceuticals, Inc. (b)	2,433,175
5,982	Vertex Pharmaceuticals, Inc. (b)	2,500,536
		14,836,783
	Broadline Retail — 3.3%
13,982	Amazon.com, Inc. (b)	2,522,073
1,627	MercadoLibre, Inc. (b)	2,459,959
		4,982,032
	Chemicals — 1.6%
5,208	Linde PLC	2,418,179
	Commercial Services & Supplies — 3.5%
3,887	Cintas Corp.	2,670,486
43,447	Copart, Inc. (b)	2,516,450
		5,186,936
	Communications Equipment — 1.7%
49,841	Cisco Systems, Inc.	2,487,564
	Consumer Staples Distribution & Retail — 5.0%
3,361	Costco Wholesale Corp.	2,462,369
19,139	Dollar Tree, Inc. (b)	2,548,358
117,134	Walgreens Boots Alliance, Inc.	2,540,637
		7,551,364
	Electric Utilities — 6.9%
29,701	American Electric Power Co., Inc.	2,557,256
14,734	Constellation Energy Corp.	2,723,580
66,851	Exelon Corp.	2,511,592
46,908	Xcel Energy, Inc.	2,521,305
		10,313,733
	Energy Equipment & Services — 1.7%
75,455	Baker Hughes Co.	2,527,742
Shares	Description	Value

	Entertainment — 6.6%
18,163	Electronic Arts, Inc.	$2,409,685
4,025	Netflix, Inc. (b)	2,444,503
16,946	Take-Two Interactive Software, Inc. (b)	2,516,312
285,565	Warner Bros. Discovery, Inc. (b)	2,492,982
		9,863,482
	Financial Services — 1.7%
38,802	PayPal Holdings, Inc. (b)	2,599,346
	Food Products — 3.3%
70,955	Kraft Heinz (The) Co.	2,618,239
34,469	Mondelez International, Inc., Class A	2,412,830
		5,031,069
	Ground Transportation — 3.3%
65,965	CSX Corp.	2,445,323
11,584	Old Dominion Freight Line, Inc.	2,540,487
		4,985,810
	Health Care Equipment & Supplies — 6.7%
18,694	Dexcom, Inc. (b)	2,592,858
27,275	GE HealthCare Technologies, Inc.	2,479,570
4,604	IDEXX Laboratories, Inc. (b)	2,485,838
6,155	Intuitive Surgical, Inc. (b)	2,456,399
		10,014,665
	Hotels, Restaurants & Leisure — 6.7%
15,181	Airbnb, Inc., Class A (b)	2,504,258
714	Booking Holdings, Inc.	2,590,306
9,992	Marriott International, Inc., Class A	2,521,081
27,061	Starbucks Corp.	2,473,105
		10,088,750
	Industrial Conglomerates — 1.7%
12,336	Honeywell International, Inc.	2,531,964
	Life Sciences Tools & Services — 1.7%
19,092	Illumina, Inc. (b)	2,621,713
	Machinery — 1.7%
20,609	PACCAR, Inc.	2,553,249
	Media — 6.7%
8,391	Charter Communications, Inc., Class A (b)	2,438,676
57,019	Comcast Corp., Class A	2,471,774
602,153	Sirius XM Holdings, Inc. (c)	2,336,354
31,787	Trade Desk (The), Inc., Class A (b)	2,778,819
		10,025,623

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (a) (Continued)
	Oil, Gas & Consumable Fuels — 1.7%
12,839	Diamondback Energy, Inc.	$2,544,305
	Pharmaceuticals — 1.7%
36,778	AstraZeneca PLC, ADR	2,491,709
	Professional Services — 5.0%
10,074	Automatic Data Processing, Inc.	2,515,881
20,276	Paychex, Inc.	2,489,893
10,399	Verisk Analytics, Inc.	2,451,356
		7,457,130
	Real Estate Management & Development — 1.6%
25,623	CoStar Group, Inc. (b)	2,475,182
	Specialty Retail — 3.3%
2,191	O’Reilly Automotive, Inc. (b)	2,473,376
16,805	Ross Stores, Inc.	2,466,302
		4,939,678
	Textiles, Apparel & Luxury Goods — 1.4%
5,245	Lululemon Athletica, Inc. (b)	2,048,959
	Trading Companies & Distributors — 1.7%
32,503	Fastenal Co.	2,507,281
	Wireless Telecommunication Services — 1.6%
15,071	T-Mobile US, Inc.	2,459,889
	Total Common Stocks	150,143,659
	(Cost $131,191,383)
MONEY MARKET FUNDS — 0.2%
283,595	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.16% (d) (e)	283,595
40,290	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.16% (d)	40,290
	Total Money Market Funds	323,885
	(Cost $323,885)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.9%
$1,408,023	Royal Bank of Canada, 5.29% (d), dated 03/28/24, due 04/01/24, with a maturity value of $1,408,851. Collateralized by U.S. Treasury Securities, interest rates of 1.63% to 3.75%, due 12/31/30 to 05/15/31. The value of the collateral including accrued interest is $1,450,723. (e)	$1,408,023
	(Cost $1,408,023)

	Total Investments — 101.1%	151,875,567
	(Cost $132,923,291)
	Net Other Assets and Liabilities — (1.1)%	(1,657,945)
	Net Assets — 100.0%	$150,217,622

(a)
The industry allocation is based on Standard & Poor’s Global
Industry Classification Standard (GICS), and is different than the industry sector classification system used by the Index to select securities, which is the Industry Classification
Benchmark (ICB) system, which is maintained by FTSE
International Limited.

(b)	Non-income producing security.
(c)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $2,219,532 and the total value of the collateral held by the Fund is $1,691,618. The collateral requirements are determined at the beginning of each
business day based on the market value of the loaned
securities from the end of the prior day. On March 29, 2024, the last business day of the period, there was sufficient
collateral based on the end of day market value from the
prior business day; however, as a result of market movement
from March 28 to March 29, the value of the related
securities loaned was above the collateral value received.

(d)	Rate shown reflects yield as of March 31, 2024.
(e)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

First Trust NASDAQ-100 Ex-Technology Sector Index Fund (QQXT)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 150,143,659	$ 150,143,659	$ —	$ —
Money Market Funds	323,885	323,885	—	—
Repurchase Agreements	1,408,023	—	1,408,023	—
Total Investments	$151,875,567	$150,467,544	$1,408,023	$—

*	See Portfolio of Investments for industry breakout.

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Automobiles — 14.6%
951,524	Gogoro, Inc. (a) (b)	$1,750,804
8,962,287	Lucid Group, Inc. (a) (b)	25,542,518
519,372	Polestar Automotive Holding UK PLC, Class A, ADR (a) (b)	799,833
2,842,471	Rivian Automotive, Inc., Class A (a) (b)	31,125,057
318,769	Tesla, Inc. (a)	56,036,403
		115,254,615
	Chemicals — 9.0%
447,715	Albemarle Corp.	58,981,974
1,685,763	Arcadium Lithium PLC (a)	7,265,639
273,759	Aspen Aerogels, Inc. (a)	4,818,158
		71,065,771
	Commercial Services & Supplies — 0.3%
764,125	LanzaTech Global, Inc. (a) (b)	2,364,967
	Construction & Engineering — 0.4%
133,584	Ameresco, Inc., Class A (a)	3,223,382
	Electrical Equipment — 20.7%
120,079	Acuity Brands, Inc.	32,268,830
140,810	American Superconductor Corp. (a)	1,902,343
589,502	Array Technologies, Inc. (a)	8,789,475
1,163,982	Ballard Power Systems, Inc. (a) (b)	3,235,870
262,661	Blink Charging Co. (a) (b)	790,610
876,621	Bloom Energy Corp., Class A (a) (b)	9,853,220
1,628,873	ChargePoint Holdings, Inc. (a) (b)	3,094,859
157,484	EnerSys	14,875,939
495,384	Fluence Energy, Inc. (a)	8,589,958
1,756,120	FuelCell Energy, Inc. (a) (b)	2,089,783
113,274	LSI Industries, Inc.	1,712,703
532,048	NEXTracker, Inc., Class A (a)	29,938,341
2,666,244	Plug Power, Inc. (a) (b)	9,171,879
663,698	Shoals Technologies Group, Inc., Class A (a)	7,420,144
179,925	Sociedad Quimica y Minera de Chile S.A., ADR (b)	8,845,113
614,776	Stem, Inc. (a) (b)	1,346,359
683,305	SunPower Corp. (a) (b)	2,049,915
855,645	Sunrun, Inc. (a)	11,277,401
127,555	Vicor Corp. (a)	4,877,703
730,768	Wallbox N.V. (a) (b)	1,037,690
		163,168,135
Shares	Description	Value

	Electronic Equipment, Instruments & Components — 4.0%
145,437	Advanced Energy Industries, Inc.	$14,831,665
177,608	Itron, Inc. (a)	16,432,292
		31,263,957
	Independent Power and Renewable Electricity Producers — 10.4%
619,513	Altus Power, Inc. (a)	2,961,272
452,597	Atlantica Sustainable Infrastructure PLC	8,363,993
1,119,209	Brookfield Renewable Partners, L.P. (c)	25,999,225
321,042	Clearway Energy, Inc., Class C	7,400,018
559,789	Montauk Renewables, Inc. (a)	2,328,722
364,063	NextEra Energy Partners, L.P. (c) (d)	10,951,015
235,192	Ormat Technologies, Inc.	15,567,359
992,353	ReNew Energy Global PLC, Class A (a)	5,954,118
477,268	Sunnova Energy International, Inc. (a) (b)	2,925,653
		82,451,375
	Machinery — 0.2%
881,344	Lion Electric (The) Co. (a) (b)	1,251,509
	Metals & Mining — 1.3%
693,891	MP Materials Corp. (a) (b)	9,922,641
	Mortgage REITs — 1.6%
437,565	Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	12,426,846
	Oil, Gas & Consumable Fuels — 0.3%
869,862	Clean Energy Fuels Corp. (a)	2,331,230
	Semiconductors & Semiconductor Equipment — 36.9%
752,527	Allegro MicroSystems, Inc. (a)	20,288,128
506,679	Enphase Energy, Inc. (a)	61,298,025
407,465	First Solar, Inc. (a)	68,780,092
205,661	Maxeon Solar Technologies Ltd. (a) (b)	684,851
697,706	Navitas Semiconductor Corp. (a)	3,328,058
815,428	ON Semiconductor Corp. (a)	59,974,729
221,661	Power Integrations, Inc.	15,859,845
222,596	SolarEdge Technologies, Inc. (a)	15,799,864
184,481	Universal Display Corp.	31,075,824
490,193	Wolfspeed, Inc. (a)	14,460,694
		291,550,110

First Trust NASDAQ® Clean Edge® Green Energy Index Fund (QCLN)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Specialty Retail — 0.1%
403,504	EVgo, Inc. (a) (b)	$1,012,795
	Total Common Stocks	787,287,333
	(Cost $1,415,224,812)
MONEY MARKET FUNDS — 1.9%
1,335,371	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (e)	1,335,371
13,918,182	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.16% (e) (f)	13,918,182
	Total Money Market Funds	15,253,553
	(Cost $15,253,553)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 8.8%
$69,102,390	Royal Bank of Canada, 5.29% (e), dated 03/28/24, due 04/01/24, with a maturity value of $69,143,007. Collateralized by U.S. Treasury Securities, interest rates of 1.63% to 3.75%, due 12/31/30 to 05/15/31. The value of the collateral including accrued interest is $71,197,998. (f)	69,102,390
	(Cost $69,102,390)

	Total Investments — 110.5%	871,643,276
	(Cost $1,499,580,755)
	Net Other Assets and Liabilities — (10.5)%	(82,612,898)
	Net Assets — 100.0%	$789,030,378

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $78,665,997 and the total value of the collateral held by the Fund is $83,020,572.

(c)	Security is a Master Limited Partnership (“MLP”).
(d)	This security is taxed as a “C” corporation for federal income tax purposes.
(e)	Rate shown reflects yield as of March 31, 2024.
(f)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt
REITs	– Real Estate Investment Trusts

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 787,287,333	$ 787,287,333	$ —	$ —
Money Market Funds	15,253,553	15,253,553	—	—
Repurchase Agreements	69,102,390	—	69,102,390	—
Total Investments	$871,643,276	$802,540,886	$69,102,390	$—

*	See Portfolio of Investments for industry breakout.

First Trust S&P REIT Index Fund (FRI)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.2%
	Data Center REITs — 11.4%
34,562	Digital Realty Trust, Inc.	$4,978,310
10,714	Equinix, Inc.	8,842,586
		13,820,896
	Diversified REITs — 2.5%
8,278	Alexander & Baldwin, Inc.	136,339
1,414	Alpine Income Property Trust, Inc.	21,606
5,560	American Assets Trust, Inc.	121,820
7,692	Armada Hoffler Properties, Inc.	79,997
21,370	Broadstone Net Lease, Inc.	334,868
2,304	CTO Realty Growth, Inc.	39,053
14,929	Empire State Realty Trust, Inc., Class A	151,231
17,805	Essential Properties Realty Trust, Inc.	474,681
4,559	Gladstone Commercial Corp.	63,096
22,289	Global Net Lease, Inc.	173,185
3,812	NexPoint Diversified Real Estate Trust	25,159
1,803	One Liberty Properties, Inc.	40,730
24,955	WP Carey, Inc.	1,408,460
		3,070,225
	Health Care REITs — 10.3%
14,893	CareTrust REIT, Inc.	362,942
2,766	Community Healthcare Trust, Inc.	73,437
24,697	Diversified Healthcare Trust	60,755
7,034	Global Medical REIT, Inc.	61,547
43,466	Healthcare Realty Trust, Inc.	615,044
80,789	Healthpeak Properties, Inc.	1,514,794
4,726	LTC Properties, Inc.	153,642
68,359	Medical Properties Trust, Inc.	321,287
4,954	National Health Investors, Inc.	311,260
27,992	Omega Healthcare Investors, Inc.	886,507
26,387	Sabra Health Care REIT, Inc.	389,736
1,452	Universal Health Realty Income Trust	53,303
45,921	Ventas, Inc.	1,999,400
59,663	Welltower, Inc.	5,574,911
		12,378,565
	Hotel & Resort REITs — 3.8%
24,284	Apple Hospitality REIT, Inc.	397,772
3,703	Ashford Hospitality Trust, Inc. (a)	5,073
6,210	Braemar Hotels & Resorts, Inc.	12,420
5,575	Chatham Lodging Trust	56,363
23,923	DiamondRock Hospitality Co.	229,900
80,506	Host Hotels & Resorts, Inc.	1,664,864
23,964	Park Hotels & Resorts, Inc.	419,130
13,752	Pebblebrook Hotel Trust	211,918
Shares	Description	Value

	Hotel & Resort REITs (Continued)
17,519	RLJ Lodging Trust	$207,075
6,814	Ryman Hospitality Properties, Inc.	787,767
18,918	Service Properties Trust	128,264
12,277	Summit Hotel Properties, Inc.	79,923
23,446	Sunstone Hotel Investors, Inc.	261,189
12,006	Xenia Hotels & Resorts, Inc.	180,210
		4,641,868
	Industrial REITs — 16.3%
30,414	Americold Realty Trust, Inc.	757,917
5,444	EastGroup Properties, Inc.	978,668
15,095	First Industrial Realty Trust, Inc.	793,091
6,763	Industrial Logistics Properties Trust	29,013
3,200	Innovative Industrial Properties, Inc.	331,328
33,396	LXP Industrial Trust	301,232
4,183	Plymouth Industrial REIT, Inc.	94,118
105,445	Prologis, Inc.	13,731,048
24,051	Rexford Industrial Realty, Inc.	1,209,765
20,721	STAG Industrial, Inc.	796,515
10,625	Terreno Realty Corp.	705,500
		19,728,195
	Multi-Family Residential REITs — 10.8%
16,488	Apartment Income REIT Corp.	535,365
15,304	Apartment Investment and Management Co., Class A (a)	125,340
16,188	AvalonBay Communities, Inc.	3,003,845
1,383	BRT Apartments Corp.	23,234
12,185	Camden Property Trust	1,199,004
1,717	Centerspace	98,109
1,467	Clipper Realty, Inc.	7,086
10,024	Elme Communities	139,534
39,390	Equity Residential	2,485,903
7,327	Essex Property Trust, Inc.	1,793,723
25,612	Independence Realty Trust, Inc.	413,122
13,320	Mid-America Apartment Communities, Inc.	1,752,646
2,608	NexPoint Residential Trust, Inc.	83,952
34,534	UDR, Inc.	1,291,917
9,150	Veris Residential, Inc.	139,171
		13,091,951
	Office REITs — 6.0%
17,971	Alexandria Real Estate Equities, Inc.	2,316,642
16,477	Boston Properties, Inc.	1,076,113
19,640	Brandywine Realty Trust	94,272
4,558	City Office REIT, Inc.	23,747
12,805	COPT Defense Properties	309,497

First Trust S&P REIT Index Fund (FRI)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Office REITs (Continued)
17,320	Cousins Properties, Inc.	$416,373
19,029	Douglas Emmett, Inc.	263,932
10,865	Easterly Government Properties, Inc.	125,056
12,178	Equity Commonwealth (a)	229,921
10,505	Franklin Street Properties Corp.	23,846
12,064	Highwoods Properties, Inc.	315,835
14,456	Hudson Pacific Properties, Inc.	93,241
9,939	JBG SMITH Properties	159,521
12,184	Kilroy Realty Corp.	443,863
1,669	NET Lease Office Properties	39,722
5,564	Office Properties Income Trust	11,350
6,365	Orion Office REIT, Inc.	22,341
18,852	Paramount Group, Inc.	88,416
4,110	Peakstone Realty Trust	66,294
14,119	Piedmont Office Realty Trust, Inc., Class A	99,257
2,305	Postal Realty Trust, Inc., Class A	33,008
7,386	SL Green Realty Corp.	407,190
18,245	Vornado Realty Trust	524,909
		7,184,346
	Other Specialized REITs — 7.1%
8,596	EPR Properties	364,900
4,967	Farmland Partners, Inc.	55,134
10,335	Four Corners Property Trust, Inc.	252,898
30,473	Gaming and Leisure Properties, Inc.	1,403,891
3,804	Gladstone Land Corp.	50,745
33,322	Iron Mountain, Inc.	2,672,758
5,109	Safehold, Inc.	105,245
27,238	Uniti Group, Inc.	160,704
118,062	VICI Properties, Inc.	3,517,067
		8,583,342
	Retail REITs — 16.7%
11,671	Acadia Realty Trust	198,523
11,449	Agree Realty Corp.	653,967
245	Alexander’s, Inc.	53,199
34,305	Brixmor Property Group, Inc.	804,452
2,812	CBL & Associates Properties, Inc.	64,423
8,383	Federal Realty Investment Trust	856,072
5,603	Getty Realty Corp.	153,242
7,707	InvenTrust Properties Corp.	198,147
76,021	Kimco Realty Corp.	1,490,772
25,037	Kite Realty Group Trust	542,802
24,648	Macerich (The) Co.	424,685
7,840	NETSTREIT Corp.	144,021
20,824	NNN REIT, Inc.	890,018
13,926	Phillips Edison & Co., Inc.	499,526
Shares	Description	Value

	Retail REITs (Continued)
94,909	Realty Income Corp.	$5,134,577
18,748	Regency Centers Corp.	1,135,379
14,380	Retail Opportunity Investments Corp.	184,352
1,476	Saul Centers, Inc.	56,811
36,294	Simon Property Group, Inc.	5,679,648
20,544	SITE Centers Corp.	300,969
12,289	Tanger, Inc.	362,894
13,425	Urban Edge Properties	231,850
5,376	Whitestone REIT	67,469
		20,127,798
	Self-Storage REITs — 8.5%
25,662	CubeSmart	1,160,436
24,111	Extra Space Storage, Inc.	3,544,317
8,815	National Storage Affiliates Trust	345,195
18,060	Public Storage	5,238,484
		10,288,432
	Single-Family Residential REITs — 5.8%
36,296	American Homes 4 Rent, Class A	1,334,967
21,275	Equity LifeStyle Properties, Inc.	1,370,110
65,648	Invitation Homes, Inc.	2,337,725
14,202	Sun Communities, Inc.	1,826,093
7,123	UMH Properties, Inc.	115,678
		6,984,573
	Total Common Stocks	119,900,191
	(Cost $149,501,623)
MONEY MARKET FUNDS — 0.3%
351,330	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.16% (b)	351,330
	(Cost $351,330)

	Total Investments — 99.5%	120,251,521
	(Cost $149,852,953)
	Net Other Assets and Liabilities — 0.5%	610,295
	Net Assets — 100.0%	$120,861,816

(a)	Non-income producing security.
(b)	Rate shown reflects yield as of March 31, 2024.

Abbreviations throughout the Portfolio of Investments:
REITs	– Real Estate Investment Trusts

First Trust S&P REIT Index Fund (FRI)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 119,900,191	$ 119,900,191	$ —	$ —
Money Market Funds	351,330	351,330	—	—
Total Investments	$120,251,521	$120,251,521	$—	$—

*	See Portfolio of Investments for sub-industry breakout.

First Trust Water ETF (FIW)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.8%
	Beverages — 2.1%
1,939,039	Primo Water Corp.	$35,309,900
	Building Products — 9.2%
663,520	A.O. Smith Corp.	59,358,499
336,961	Advanced Drainage Systems, Inc.	58,038,163
989,978	Zurn Elkay Water Solutions Corp.	33,134,564
		150,531,226
	Chemicals — 5.2%
279,592	Ecolab, Inc.	64,557,793
279,642	Hawkins, Inc.	21,476,505
		86,034,298
	Commercial Services & Supplies — 8.0%
474,743	Montrose Environmental Group, Inc. (a)	18,595,683
265,891	Tetra Tech, Inc.	49,112,727
727,421	Veralto Corp.	64,493,146
		132,201,556
	Construction & Engineering — 8.6%
619,225	AECOM	60,733,588
565,660	Stantec, Inc.	46,972,406
148,313	Valmont Industries, Inc.	33,856,892
		141,562,886
	Electronic Equipment, Instruments & Components — 3.9%
198,070	Badger Meter, Inc.	32,049,707
339,143	Itron, Inc. (a)	31,377,510
		63,427,217
	Health Care Equipment & Supplies — 3.6%
109,284	IDEXX Laboratories, Inc. (a)	59,005,710
	Life Sciences Tools & Services — 7.9%
457,656	Agilent Technologies, Inc.	66,593,524
186,308	Waters Corp. (a)	64,132,803
		130,726,327
	Machinery — 24.0%
742,719	Flowserve Corp.	33,927,404
302,346	Franklin Electric Co., Inc.	32,293,576
266,485	IDEX Corp.	65,027,670
164,654	Lindsay Corp.	19,373,190
917,629	Mueller Industries, Inc.	49,487,732
1,263,337	Mueller Water Products, Inc., Class A	20,327,092
707,105	Pentair PLC	60,415,051
Shares	Description	Value

	Machinery (Continued)
231,173	Watts Water Technologies, Inc., Class A	$49,135,821
494,795	Xylem, Inc.	63,947,306
		393,934,842
	Multi-Utilities — 2.1%
5,372,962	Algonquin Power & Utilities Corp. (b)	33,957,120
	Software — 3.9%
115,403	Roper Technologies, Inc.	64,722,619
	Trading Companies & Distributors — 7.4%
987,802	Core & Main, Inc., Class A (a)	56,551,664
297,297	Ferguson PLC	64,938,584
		121,490,248
	Water Utilities — 13.9%
440,160	American States Water Co.	31,797,158
530,316	American Water Works Co., Inc.	64,809,918
684,938	California Water Service Group	31,835,918
1,243,347	Cia de Saneamento Basico do Estado de Sao Paulo, ADR	20,925,530
1,581,534	Essential Utilities, Inc.	58,595,835
356,791	SJW Group	20,190,803
		228,155,162
	Total Common Stocks	1,641,059,111
	(Cost $1,311,298,415)
MONEY MARKET FUNDS — 0.5%
5,163,565	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.16% (c) (d)	5,163,565
2,392,828	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.16% (c)	2,392,828
	Total Money Market Funds	7,556,393
	(Cost $7,556,393)

First Trust Water ETF (FIW)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.5%
$25,636,585	Royal Bank of Canada, 5.29% (c), dated 03/28/24, due 04/01/24, with a maturity value of $25,651,654. Collateralized by U.S. Treasury Securities, interest rates of 1.63% to 3.75%, due 12/31/30 to 05/15/31. The value of the collateral including accrued interest is $26,414,044. (d)	$25,636,585
	(Cost $25,636,585)

	Total Investments — 101.8%	1,674,252,089
	(Cost $1,344,491,393)
	Net Other Assets and Liabilities — (1.8)%	(30,248,578)
	Net Assets — 100.0%	$1,644,003,511

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $30,336,000 and the total value of the collateral held by the Fund is $30,800,150.

(c)	Rate shown reflects yield as of March 31, 2024.
(d)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 1,641,059,111	$ 1,641,059,111	$ —	$ —
Money Market Funds	7,556,393	7,556,393	—	—
Repurchase Agreements	25,636,585	—	25,636,585	—
Total Investments	$1,674,252,089	$1,648,615,504	$25,636,585	$—

*	See Portfolio of Investments for industry breakout.

First Trust Natural Gas ETF (FCG)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Gas Utilities — 1.7%
138,482	National Fuel Gas Co.	$7,439,253
	Oil, Gas & Consumable Fuels — 98.2%
428,503	Antero Resources Corp. (a)	12,426,587
429,297	APA Corp.	14,759,231
2,004,505	Baytex Energy Corp.	7,276,353
145,908	Chesapeake Energy Corp.	12,961,008
61,230	Chord Energy Corp.	10,913,635
129,311	Civitas Resources, Inc.	9,815,998
390,004	CNX Resources Corp. (a)	9,250,895
581,684	Comstock Resources, Inc.	5,398,028
142,047	ConocoPhillips	18,079,742
537,412	Coterra Energy, Inc.	14,983,047
285,974	Crescent Energy, Inc., Class A	3,403,091
1,070,595	Crescent Point Energy Corp.	8,768,173
330,571	Devon Energy Corp.	16,588,053
77,853	Diamondback Energy, Inc.	15,428,129
320,580	Enerplus Corp.	6,302,603
133,457	EOG Resources, Inc.	17,061,143
363,371	EQT Corp.	13,470,163
173,289	Granite Ridge Resources, Inc.	1,126,378
32,525	Gulfport Energy Corp. (a)	5,207,903
102,368	Hess Corp.	15,625,451
533,347	Hess Midstream, L.P., Class A (b) (c)	19,269,827
983,571	Kosmos Energy Ltd. (a)	5,862,083
328,929	Magnolia Oil & Gas Corp., Class A	8,535,708
542,020	Marathon Oil Corp.	15,360,847
168,761	Matador Resources Co.	11,268,172
259,694	Murphy Oil Corp.	11,868,016
198,849	Northern Oil & Gas, Inc.	7,890,328
199,855	Obsidian Energy Ltd. (a) (d)	1,642,808
257,890	Occidental Petroleum Corp.	16,760,271
251,639	Ovintiv, Inc.	13,060,064
730,577	Permian Resources Corp.	12,901,990
303,338	Range Resources Corp.	10,443,927
15,021	Riley Exploration Permian, Inc.	495,693
496,843	Ring Energy, Inc. (a)	973,812
190,698	SandRidge Energy, Inc.	2,778,470
100,104	SilverBow Resources, Inc. (a)	3,417,551
194,787	SM Energy Co.	9,710,132
1,681,925	Southwestern Energy Co. (a)	12,748,991
323,193	Talos Energy, Inc. (a)	4,502,078
4,474,655	Tellurian, Inc. (a)	2,959,537
352,360	Vermilion Energy, Inc. (d)	4,383,358
105,874	Vital Energy, Inc. (a)	5,562,620
93,773	Vitesse Energy, Inc.	2,225,233
588,150	W&T Offshore, Inc.	1,558,597
Shares	Description	Value

	Oil, Gas & Consumable Fuels (Continued)
543,552	Western Midstream Partners, L.P. (c)	$19,323,274
468,373	Woodside Energy Group Ltd., ADR (d)	9,353,409
		433,702,407
	Total Common Stocks	441,141,660
	(Cost $424,787,174)
MONEY MARKET FUNDS — 0.5%
950,778	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.16% (e) (f)	950,778
1,115,850	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 5.16% (e)	1,115,850
	Total Money Market Funds	2,066,628
	(Cost $2,066,628)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 1.1%
$4,720,517	Royal Bank of Canada, 5.29% (e), dated 03/28/24, due 04/01/24, with a maturity value of $4,723,292. Collateralized by U.S. Treasury Securities, interest rates of 1.63% to 3.75%, due 12/31/30 to 05/15/31. The value of the collateral including accrued interest is $4,863,672. (f)	4,720,517
	(Cost $4,720,517)

	Total Investments — 101.5%	447,928,805
	(Cost $431,574,319)
	Net Other Assets and Liabilities — (1.5)%	(6,515,136)
	Net Assets — 100.0%	$441,413,669

(a)	Non-income producing security.
(b)	This security is taxed as a “C” corporation for federal income tax purposes.
(c)	Security is a Master Limited Partnership (“MLP”).
(d)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $5,639,082 and the total value of the collateral held by the Fund is $5,671,295.

First Trust Natural Gas ETF (FCG)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
(e)	Rate shown reflects yield as of March 31, 2024.
(f)	This security serves as collateral for securities on loan.

Abbreviations throughout the Portfolio of Investments:
ADR	– American Depositary Receipt

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 441,141,660	$ 441,141,660	$ —	$ —
Money Market Funds	2,066,628	2,066,628	—	—
Repurchase Agreements	4,720,517	—	4,720,517	—
Total Investments	$447,928,805	$443,208,288	$4,720,517	$—

*	See Portfolio of Investments for industry breakout.

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
Portfolio of Investments
March 31, 2024  (Unaudited)

Shares	Description	Value
COMMON STOCKS — 99.9%
	Banks — 98.1%
11,995	1st Source Corp.	$628,778
14,905	Amalgamated Financial Corp.	357,720
33,855	Ameris Bancorp	1,637,905
8,364	Arrow Financial Corp.	209,267
16,153	BancFirst Corp.	1,421,949
25,870	Bancorp (The), Inc. (a)	865,610
4,974	Bank First Corp. (b)	431,097
7,916	Bank of Marin Bancorp	132,751
55,442	Bank OZK	2,520,393
16,846	Banner Corp.	808,608
12,224	Blue Foundry Bancorp (a)	114,417
13,733	Bridgewater Bancshares, Inc. (a)	159,852
43,595	Brookline Bancorp, Inc.	434,206
3,643	Burke & Herbert Financial Services Corp.	204,117
12,430	Business First Bancshares, Inc.	276,940
7,140	Camden National Corp.	239,333
8,315	Capital City Bank Group, Inc.	230,326
65,585	Capitol Federal Financial, Inc.	390,887
11,257	Carter Bankshares, Inc. (a)	142,288
35,640	Cathay General Bancorp	1,348,261
2,308	Citizens Financial Services, Inc.	113,554
7,265	City Holding Co.	757,158
10,308	CNB Financial Corp.	210,180
6,525	Coastal Financial Corp. (a)	253,627
51,457	Columbia Financial, Inc. (a)	885,575
63,694	Commerce Bancshares, Inc.	3,388,521
8,838	Community Trust Bancorp, Inc.	376,941
18,835	ConnectOne Bancorp, Inc.	367,283
24,201	CrossFirst Bankshares, Inc. (a)	334,942
68,352	CVB Financial Corp.	1,219,400
19,042	Dime Community Bancshares, Inc.	366,749
14,679	Eagle Bancorp, Inc.	344,810
18,374	Enterprise Financial Services Corp.	745,249
4,023	Esquire Financial Holdings, Inc.	190,972
18,387	Farmers National Banc Corp.	245,650
7,553	Financial Institutions, Inc.	142,147
20,174	First Bancorp	728,685
15,314	First Bancshares (The), Inc.	397,398
27,095	First Busey Corp.	651,635
9,090	First Community Bankshares, Inc.	314,787
46,627	First Financial Bancorp	1,045,377
70,010	First Financial Bankshares, Inc.	2,297,028
5,764	First Financial Corp.	220,934
62,590	First Hawaiian, Inc.	1,374,476
50,974	First Interstate BancSystem, Inc., Class A	1,387,003
Shares	Description	Value

	Banks (Continued)
29,103	First Merchants Corp.	$1,015,695
11,692	First Mid Bancshares, Inc.	382,095
11,078	First of Long Island (The) Corp.	122,855
14,176	Flushing Financial Corp.	178,759
80,522	Fulton Financial Corp.	1,279,495
14,508	German American Bancorp, Inc.	502,557
5,786	Great Southern Bancorp, Inc.	317,189
42,347	Hancock Whitney Corp.	1,949,656
14,844	Hanmi Financial Corp.	236,316
22,446	HarborOne Bancorp, Inc.	239,274
15,552	HBT Financial, Inc.	296,110
20,936	Heartland Financial USA, Inc.	735,900
29,965	Heritage Commerce Corp.	257,100
17,119	Heritage Financial Corp.	331,937
1,055	Hingham Institution for (The) Savings (b)	184,055
8,524	HomeTrust Bancshares, Inc.	233,046
58,914	Hope Bancorp, Inc.	678,100
21,635	Horizon Bancorp, Inc.	277,577
20,816	Independent Bank Corp.	1,082,848
10,221	Independent Bank Corp.	259,102
20,243	Independent Bank Group, Inc.	924,093
30,489	International Bancshares Corp.	1,711,652
31,601	Kearny Financial Corp.	203,510
12,734	Lakeland Financial Corp.	844,519
7,858	Mercantile Bank Corp.	302,454
8,173	Mid Penn Bancorp, Inc.	163,542
10,547	Midland States Bancorp, Inc.	265,046
7,695	MidWestOne Financial Group, Inc.	180,371
23,124	NBT Bancorp, Inc.	848,188
3,825	Northeast Bank	211,676
6,962	Northeast Community Bancorp, Inc.	109,512
21,807	Northfield Bancorp, Inc.	211,964
2,711	Northrim BanCorp, Inc.	136,933
62,339	Northwest Bancshares, Inc.	726,249
4,068	Oak Valley Bancorp	100,805
28,912	OceanFirst Financial Corp.	474,446
21,922	Old Second Bancorp, Inc.	303,400
47,014	Pacific Premier Bancorp, Inc.	1,128,336
12,502	Pathward Financial, Inc.	631,101
8,738	Peapack-Gladstone Financial Corp.	212,596
17,408	Peoples Bancorp, Inc.	515,451
3,453	Peoples Financial Services Corp.	148,859
6,840	Preferred Bank	525,107
17,522	Premier Financial Corp.	355,697
12,104	Primis Financial Corp.	147,306
8,237	QCR Holdings, Inc.	500,315
9,316	RBB Bancorp	167,781

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)
Shares	Description	Value
COMMON STOCKS (Continued)
	Banks (Continued)
8,447	Republic Bancorp, Inc., Class A	$430,797
18,750	S&T Bancorp, Inc.	601,500
22,039	Sandy Spring Bancorp, Inc.	510,864
41,633	Seacoast Banking Corp. of Florida	1,057,062
16,257	Shore Bancshares, Inc.	186,956
61,464	Simmons First National Corp., Class A	1,196,089
8,083	South Plains Financial, Inc.	216,301
5,569	Southern Missouri Bancorp, Inc.	243,421
14,838	Southside Bancshares, Inc.	433,715
14,386	Stock Yards Bancorp, Inc.	703,619
23,252	Texas Capital Bancshares, Inc. (a)	1,431,161
137,668	TFS Financial Corp.	1,729,110
36,733	TowneBank	1,030,728
16,316	TriCo Bancshares	600,103
11,441	Triumph Financial, Inc. (a)	907,500
9,329	TrustCo Bank Corp.	262,705
29,957	Trustmark Corp.	842,091
23,904	UMB Financial Corp.	2,079,409
66,184	United Bankshares, Inc.	2,368,725
58,399	United Community Banks, Inc.	1,537,062
14,481	Univest Financial Corp.	301,494
26,725	Veritex Holdings, Inc.	547,595
31,749	WaFd, Inc.	921,673
8,352	Washington Trust Bancorp, Inc.	224,502
29,120	WesBanco, Inc.	868,067
13,079	Westamerica BanCorp	639,302
30,149	Wintrust Financial Corp.	3,147,254
29,562	WSFS Financial Corp.	1,334,429
		79,878,595
	Financial Services — 1.8%
6,695	Cass Information Systems, Inc.	322,498
21,206	Merchants Bancorp	915,675
12,089	NewtekOne, Inc. (b)	132,979
10,092	Waterstone Financial, Inc.	122,820
		1,493,972
	Total Common Stocks	81,372,567
	(Cost $98,696,806)
Shares	Description	Value
MONEY MARKET FUNDS — 0.2%
19,259	Dreyfus Government Cash Management Fund, Institutional Shares - 5.20% (c)	$19,259
121,633	Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class - 5.16% (c) (d)	121,633
	Total Money Market Funds	140,892
	(Cost $140,892)

Principal Value	Description	Value
REPURCHASE AGREEMENTS — 0.7%
$603,895	Royal Bank of Canada, 5.29% (c), dated 03/28/24, due 04/01/24, with a maturity value of $604,250. Collateralized by U.S. Treasury Securities, interest rates of 1.63% to 3.75%, due 12/31/30 to 05/15/31. The value of the collateral including accrued interest is $622,209. (d)	603,895
	(Cost $603,895)

	Total Investments — 100.8%	82,117,354
	(Cost $99,441,593)
	Net Other Assets and Liabilities — (0.8)%	(640,376)
	Net Assets — 100.0%	$81,476,978

(a)	Non-income producing security.
(b)
All or a portion of this security is on loan for securities
lending. The remaining contractual maturity of all of the
securities lending transactions is overnight and continuous.
The aggregate value of such securities, including those sold and pending settlement, is $714,051 and the total value of the collateral held by the Fund is $725,528.

(c)	Rate shown reflects yield as of March 31, 2024.
(d)	This security serves as collateral for securities on loan.

First Trust NASDAQ® ABA Community Bank Index Fund (QABA)
Portfolio of Investments (Continued)
March 31, 2024  (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of March 31, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 3/31/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks*	$ 81,372,567	$ 81,372,567	$ —	$ —
Money Market Funds	140,892	140,892	—	—
Repurchase Agreements	603,895	—	603,895	—
Total Investments	$82,117,354	$81,513,459	$603,895	$—

*	See Portfolio of Investments for industry breakout.

First Trust Exchange-Traded Fund
Additional Information
March 31, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
Licensing Information
Nasdaq®, Nasdaq-100®, Nasdaq-100 Index®, Clean Edge®, OMX®, Nasdaq OMX®, Nasdaq-100 Equal WeightedTM Index,
Nasdaq-100 Technology SectorTM Index, Nasdaq-100 Ex-Tech SectorTM Index, Nasdaq® Clean Edge® Green EnergyTM Index, ISE Clean Edge WaterTM Index, ISE-Revere Natural GasTM Index and Nasdaq OMX® ABA Community BankTM Index (“the Nasdaq Indexes”) are registered trademarks and service marks of Nasdaq, Inc., Clean Edge, Inc., and American Bankers Association, respectively, (together with their affiliates hereinafter referred to as the “Corporations”), and are licensed for use by First Trust. The Funds have not been passed on by the Corporations as to their legality or suitability. The Funds are not issued, endorsed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUNDS.
S&P United States REIT Index (“Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust. S&P® is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust. The Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P on their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product nor do they have any liability for the errors, omissions or interruptions of the Index.